Intermediate Bond Fund of America® Summary prospectus August 29, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
AIBAX	IBFBX	IBFCX	IBFFX	IBAFX	CBOAX	CBOBX	CBOCX	CBOEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5	R-6
CBOFX	RBOAX	RBOBX	REBBX	RBOCX	RBOEX	RBOFX	RBOGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/ prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated August 29, 2014, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in this prospectus and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.23	0.99	0.99	0.50
Other expenses	0.15	0.14	0.19	0.18	0.18	0.26	0.28	0.27	0.22
Total annual fund operating expenses	0.60	1.35	1.40	0.64	0.39	0.70	1.48	1.47	0.93

	529-F-1	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.00	1.00	0.73	0.60	0.50	0.25	none	none
Other expenses	0.26	0.18	0.46[2]	0.27	0.24	0.17	0.12	0.06
Total annual fund operating expenses	0.47	1.39	1.40	1.08	0.95	0.63	0.33	0.27
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.
[3]	Based on estimated amounts for the current fiscal year.

Intermediate Bond Fund of America / Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$310	$437	$ 576	$ 981
B	637	828	939	1,418
C	243	443	766	1,680
F-1	65	205	357	798
F-2	40	125	219	493
529-A	320	468	630	1,099
529-B	651	868	1,008	1,557
529-C	250	465	803	1,757
529-E	95	296	515	1,143
529-F-1	48	151	263	591
R-1	142	440	761	1,669
R-2	143	443	766	1,680
R-2E	110	343	595	1,317
R-3	97	303	525	1,166
R-4	64	202	351	786
R-5	34	106	185	418
R-6	28	87	152	343

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$137	$428	$739	$1,418
C	143	443	766	1,680
529-B	151	468	808	1,557
529-C	150	465	803	1,757

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Intermediate Bond Fund of America / Summary prospectus 2

Principal investment strategies

The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or in unrated securities determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in intermediate-term debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before

Intermediate Bond Fund of America / Summary prospectus 3

its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Intermediate Bond Fund of America / Summary prospectus 4

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Short-Intermediate U.S. Government Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Intermediate Bond Fund of America / Summary prospectus 5

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	2/19/1988	–3.63%	2.71%	2.47%	5.03%
− After taxes on distributions		–4.17	1.92	1.38	N/A
− After taxes on distributions and sale of fund shares		–2.05	1.80	1.50	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–6.79%	2.11%	2.14%	3.39%
C	3/15/2001	–2.93	2.42	1.94	2.57
F-1	3/19/2001	–1.22	3.19	2.71	3.18
F-2	8/8/2008	–0.95	3.50	N/A	3.14
529-A	2/19/2002	–3.72	2.63	2.40	2.74
529-B	2/26/2002	–6.91	1.98	2.01	2.40
529-C	2/19/2002	–3.00	2.36	1.86	2.15
529-E	3/15/2002	–1.50	2.89	2.38	2.76
529-F-1	9/16/2002	–1.05	3.38	2.85	2.86
R-1	6/13/2002	–1.94	2.43	1.92	2.14
R-2	5/31/2002	–1.92	2.44	1.95	2.18
R-3	6/26/2002	–1.51	2.87	2.37	2.54
R-4	6/27/2002	–1.20	3.21	2.71	2.91
R-5	5/15/2002	–0.90	3.51	3.02	3.32
R-6	5/1/2009	–0.84	N/A	N/A	3.44

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Government/Credit 1–7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.36%	2.82%	3.57%	5.87%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.20	5.17	3.50	5.61
Lipper Short-Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.53	2.14	2.98	5.43
Class A annualized 30-day yield at February 28, 2014: 0.69% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Intermediate Bond Fund of America / Summary prospectus 6

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	23 years	Senior Vice President – Capital Fixed Income Investors
Mark A. Brett President	5 years	Vice President – Capital Fixed Income Investors
David S. Lee	1 year	Senior Vice President – Capital Fixed Income Investors
Fergus N. MacDonald	1 year	Senior Vice President – Capital Fixed Income Investors

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-023-0814P Litho in USA CGD/CF/8011	Investment Company File No. 811-05446

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Summary Prospectus Amendment

August 29, 2014

For the following funds with summary prospectuses dated October 1, 2013 – July 1, 2014
(each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Global Balanced FundSM

American Funds Money Market Fund®

American Funds Mortgage Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about August 29, 2014, the funds listed on the cover of this amendment expect to issue a new class of shares, Class R–2E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated August 29, 2014, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-2E” set forth under such fund’s name below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.41 [2]	0.27	0.22	0.16	0.11	0.06
Total annual fund operating expenses	1.47	1.46	1.18	1.03	0.72	0.42	0.37

3 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$120	$375	$649	$1,432

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%		0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74		0.60	0.50	0.25	none	none
Other expenses	0.16	0.38	[2]	0.27	0.20	0.16	0.10	0.05
Total annual fund operating expenses	1.39	1.36		1.11	0.94	0.65	0.34	0.29

3 Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$113	$353	$612	$1,352

Summary Prospectus Amendment	1

American Funds Global Balanced Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E2	R-3	R-4	R-5	R-6
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	1.00 [2]	0.75	0.60	0.50	0.25	none	none
Other expenses	0.17	0.45 [3]	0.30	0.24	0.17	0.14	0.10
Total annual fund operating expenses	1.67	1.70	1.40	1.24	0.92	0.64	0.60

[2]	Based on estimated amounts for the current fiscal year.
[3]	Estimated based on current fees.

Example	1 year	3 years	5 years	10 years
R-2E	$143	$443	$766	$1,680

American Funds Money Market Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R–2E1	R-3	R-4	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	none	none
Other expenses	0.18	0.39 [2]	0.27	0.24	0.17	0.11	0.07
Total annual fund operating expenses	0.45	0.66	0.54	0.51	0.44	0.38	0.34

[1]	Based on estimated amounts for the current fiscal year.
[2]	Estimated based on current fees.

Example	1 year	3 years	5 years	10 years
R-2E	$55	$173	$302	$677

American High-Income Trust

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.49 [2]	0.27	0.23	0.17	0.12	0.07
Total annual fund operating expenses	1.47	1.51	1.15	1.01	0.70	0.40	0.35

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$117	$365	$633	$1,398

American Mutual Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.44 [2]	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.44	1.43	1.12	0.96	0.66	0.36	0.31

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$114	$356	$617	$1,363

2	Summary Prospectus Amendment

The Bond Fund of America

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.49	0.25	none	none
Other expenses	0.18	0.44 [2]	0.27	0.24	0.16	0.12	0.07
Total annual fund operating expenses	1.37	1.37	1.06	0.92	0.60	0.31	0.26

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$108	$337	$585	$1,294

Capital Income Builder

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.42 [2]	0.28	0.23	0.16	0.11	0.06
Total annual fund operating expenses	1.40	1.40	1.12	0.97	0.65	0.35	0.30

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$114	$356	$617	$1,363

Capital World Bond Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.21	0.53 [2]	0.29	0.27	0.19	0.13	0.08
Total annual fund operating expenses	1.64	1.71	1.33	1.21	0.88	0.57	0.52

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$135	$421	$729	$1,601

Capital World Growth and Income Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.17	0.42 [2]	0.28	0.21	0.17	0.11	0.07
Total annual fund operating expenses	1.55	1.54	1.26	1.09	0.80	0.49	0.45

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$128	$400	$692	$1,523

Summary Prospectus Amendment	3

EuroPacific Growth Fund

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.41 [2]	0.28	0.22	0.17	0.12	0.07
Total annual fund operating expenses	1.61	1.57	1.30	1.14	0.84	0.54	0.49

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$132	$412	$713	$1,568

Fundamental Investors

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.39 [2]	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.41	1.38	1.12	0.96	0.66	0.36	0.31

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$114	$356	$617	$1,363

The Growth Fund of America

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2		R-2E3	R-3	R-4	R-5	R-6
Management fees	0.28%	0.28%		0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	1.00	0.74		0.60	0.50	0.25	none	none
Other expenses	0.16	0.38	[2]	0.27	0.20	0.15	0.11	0.06
Total annual fund operating expenses	1.44	1.40		1.15	0.98	0.68	0.39	0.34

[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$117	$365	$633	$1,398

The Income Fund of America

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E2	R-3	R-4	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.39	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.39	1.36	1.10	0.94	0.64	0.34	0.29

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$112	$350	$606	$1,340

4	Summary Prospectus Amendment

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	1.00	0.73	0.60	0.50	0.25	none	none
Other expenses	0.18	0.46 [2]	0.27	0.24	0.17	0.12	0.06
Total annual fund operating expenses	1.39	1.40	1.08	0.95	0.63	0.33	0.27
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$110	$343	$595	$1,317

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.41 [2]	0.27	0.22	0.16	0.11	0.06
Total annual fund operating expenses	1.40	1.39	1.11	0.96	0.65	0.35	0.30
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$113	$353	$612	$1,352

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.20	0.46 [2]	0.29	0.25	0.18	0.13	0.08
Total annual fund operating expenses	1.59	1.60	1.29	1.15	0.83	0.53	0.48
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$131	$409	$708	$1,556

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.17	0.43 [2]	0.28	0.22	0.16	0.11	0.06
Total annual fund operating expenses	1.56	1.56	1.27	1.11	0.80	0.50	0.45
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$129	$403	$697	$1,534

Summary Prospectus Amendment	5

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.24	0.52 [2]	0.31	0.28	0.20	0.14	0.09
Total annual fund operating expenses	1.79	1.82	1.47	1.34	1.01	0.70	0.65
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$150	$465	$803	$1,757

Short-Term Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60	0.50	0.25	none	none
Other expenses	0.18	0.46 [2]	0.28	0.24	0.17	0.12	0.06
Total annual fund operating expenses	1.47	1.50	1.17	1.03	0.71	0.41	0.35
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$119	$372	$644	$1,420

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.98	0.74	0.60	0.50	0.25	none	none
Other expenses	0.22	0.48 [2]	0.29	0.26	0.18	0.13	0.08
Total annual fund operating expenses	1.84	1.86	1.53	1.40	1.07	0.77	0.72
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$156	$483	$834	$1,824

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60	0.50	0.25	none	none
Other expenses	0.19	0.46 [2]	0.27	0.25	0.17	0.12	0.07
Total annual fund operating expenses	1.38	1.39	1.06	0.94	0.61	0.31	0.26
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$108	$337	$585	$1,294

6	Summary Prospectus Amendment

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E3	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60	0.50	0.25	none	none
Other expenses	0.16	0.37 [2]	0.27	0.21	0.16	0.11	0.06
Total annual fund operating expenses	1.39	1.35	1.11	0.95	0.65	0.35	0.30
[3]	Based on estimated amounts for the current fiscal year.

Example	1 year	3 years	5 years	10 years
R-2E	$113	$353	$612	$1,352

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example tables under the heading “Example” with the updated tables set forth under such fund’s name below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.30	1.00	1.00	0.50
Other expenses[2]	0.33	0.36	0.37	0.32	0.30	0.43	0.48	0.44	0.39
Total annual fund operating expenses	1.46	2.19	2.20	1.40	1.13	1.56	2.31	2.27	1.72
Expense reimbursement[3]	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	1.42	2.15	2.16	1.36	1.09	1.52	2.27	2.23	1.68

	529-F-1	R-1	R-2	R-2E4	R-3	R-4	R-5	R-6
Management fees	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60	0.50	0.25	none	none
Other expenses[2]	0.41	0.33	0.64	0.44	0.38	0.31	0.28	0.23
Total annual fund operating expenses	1.24	2.16	2.22	1.87	1.71	1.39	1.11	1.06
Expense reimbursement[3]	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	1.20	2.12	2.18	1.83	1.67	1.35	1.07	1.02
[4]	Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years
A	$711	$1,006
B	718	1,081
C	319	684
F-1	138	439
F-2	111	355
529-A	721	1,036
529-B	730	1,118
529-C	326	705
529-E	171	538
529-F-1	122	389
R-1	215	672
R-2	221	690
R-2E	186	584
R-3	170	535
R-4	137	436
R-5	109	349
R-6	104	333

Share classes	1 year	3 years
B	$218	$681
C	219	684
529-B	230	718
529-C	226	705

Summary Prospectus Amendment	7

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.21	1.00	1.00	0.24	none	0.20	0.99	1.00	0.50
Other expenses	0.20	0.21	0.24	0.22	0.22	0.31	0.33	0.32	0.28
Total annual fund operating expenses	0.64	1.44	1.47	0.69	0.45	0.74	1.55	1.55	1.01

	529-F-1	R-1	R-2	R-2E2	R-3	R-4	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00	1.00 [2]	0.75 [2]	0.60	0.50 [2]	0.25 [2]	none	none
Other expenses	0.31	0.13	0.50 [3]	0.30	0.24	0.18	0.15	0.09
Total annual fund operating expenses	0.54	1.36	1.48	1.13	0.97	0.66	0.38	0.32
[2]	Based on estimated amounts for the current fiscal year.
[3]	Estimated based on current fees.

Example

Share classes	1 year	3 years	5 years	10 years
A	$438	$572	$ 718	$1,143
B	647	856	987	1,506
C	250	465	803	1,757
F-1	70	221	384	859
F-2	46	144	252	567
529-A	448	603	771	1,259
529-B	658	890	1,045	1,627
529-C	258	490	845	1,845
529-E	103	322	558	1,236
529-F-1	55	173	302	677
R-1	138	431	745	1,635
R-2	151	468	808	1,768
R-2E	115	359	622	1,375
R-3	99	309	536	1,190
R-4	67	211	368	822
R-5	39	122	213	480
R-6	33	103	180	406

Share classes	1 year	3 years	5 years	10 years
B	$147	$456	$787	$1,506
C	150	465	803	1,757
529-B	158	490	845	1,627
529-C	158	490	845	1,845

8	Summary Prospectus Amendment

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Balanced Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	7.36% (quarter ended March 31, 2012)
Lowest	–1.89% (quarter ended June 30, 2012)

The fund’s total return for the six months ended June 30, 2014, was 6.05%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	2/1/2011	10.43%	7.10%
– After taxes on distributions		9.65	6.69
– After taxes on distributions and sale of fund shares		6.61	5.59

Share classes (before taxes)	Inception date	1 year	Lifetime
B	2/1/2011	11.28%	7.29%
C	2/1/2011	15.21	8.45
F-1	2/1/2011	17.13	9.30
F-2	2/1/2011	17.41	9.56
529-A	2/1/2011	10.33	7.03
529-B	2/1/2011	11.14	7.16
529-C	2/1/2011	15.17	8.36
529-E	2/1/2011	16.75	8.95
529-F-1	2/1/2011	17.33	9.46
R-1	2/1/2011	16.67	8.68
R-2	2/1/2011	16.27	8.53
R-3	2/1/2011	16.82	8.99
R-4	2/1/2011	17.14	9.32
R-5	2/1/2011	17.53	9.63
R-6	2/1/2011	17.55	9.66

Indexes	1 year	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	8.85%
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.60	2.32
60%/40% MSCI ACWI/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	12.05	6.40
Lipper Global Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	13.34	6.34
Class A annualized 30-day yield at April 30, 2014: 1.55% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Money Market Fund

Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this period were:

Highest	0.00%
Lowest	0.00%

The fund’s total return for the six months ended June 30, 2014, was 0.00%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	Lifetime
A	5/1/2009	0.00%	0.00%
B	5/1/2009	–5.00	–0.43
C	5/1/2009	–1.00	0.00
F-1	5/1/2009	0.00	0.00
F-2	5/1/2009	0.00	0.00
529-A	5/1/2009	0.00	0.00
529-B	5/1/2009	–5.00	–0.43
529-C	5/1/2009	–1.00	0.00
529-E	5/1/2009	0.00	0.00
529-F-1	5/1/2009	0.00	0.00
R-1	5/1/2009	0.00	0.00
R-2	5/1/2009	0.00	0.00
R-3	5/1/2009	0.00	0.00
R-4	5/1/2009	0.00	0.00
R-5	5/1/2009	0.00	0.00
R-6	5/1/2009	0.00	0.00

For current 7-day yield information, please call American FundsLine®
at (800) 325-3590.

Summary Prospectus Amendment	9

American Funds Mortgage Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   3.23% (quarter ended September 30, 2011)

Lowest  –2.00% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.88%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	11/1/2010	–5.74%	0.46%
– After taxes on distributions		–6.13	–0.28
– After taxes on distributions and sale of fund shares		–3.25	0.11

Share classes (before taxes)	Inception date	1 year	Lifetime
B	11/1/2010	–7.76%	–0.03%
C	11/1/2010	–3.91	0.86
F-1	11/1/2010	–2.09	1.63
F-2	11/1/2010	–1.85	1.87
529-A	11/1/2010	–5.94	0.34
529-B	11/1/2010	–7.90	–0.15
529-C	11/1/2010	–4.04	0.77
529-E	11/1/2010	–2.50	1.27
529-F-1	11/1/2010	–1.95	1.77
R-1	11/1/2010	–1.92	1.28
R-2	11/1/2010	–2.67	1.08
R-3	11/1/2010	–2.23	1.44
R-4	11/1/2010	–2.07	1.66
R-5	11/1/2010	–1.78	1.92
R-6	11/1/2010	–1.74	1.96

Indexes	1 year	Lifetime (from Class A inception)
Barclays U.S. Mortgage Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–1.41%	2.05%
Lipper U.S. Mortgage Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.46	2.38
Lipper GNMA Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–2.80	1.61
Class A annualized 30-day yield at February 28, 2014: 1.58%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

American High-Income Trust

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   20.08% (quarter ended June 30, 2009)

Lowest  –19.08% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 4.93%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	2.47%	15.36%	6.73%	8.39%
– After taxes on distributions		–0.24	12.26	3.86	N/A
– After taxes on distributions and sale of fund shares		1.38	10.97	4.03	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.64%	15.13%	6.48%	6.63%
C	3/15/2001	4.59	15.31	6.27	6.84
F-1	3/15/2001	6.37	16.18	7.08	7.47
F-2	8/4/2008	6.66	16.48	N/A	9.09
529-A	2/19/2002	2.37	15.27	6.65	7.75
529-B	2/25/2002	0.51	15.00	6.35	7.60
529-C	2/19/2002	4.52	15.23	6.20	7.22
529-E	3/15/2002	6.09	15.84	6.75	7.62
529-F-1	9/16/2002	6.56	16.39	7.23	9.48
R-1	7/11/2002	5.60	15.29	6.24	8.41
R-2	6/18/2002	5.58	15.30	6.27	7.77
R-3	6/21/2002	6.07	15.84	6.73	8.37
R-4	7/19/2002	6.40	16.19	7.08	9.28
R-5	5/15/2002	6.72	16.54	7.40	8.46
R-6	5/1/2009	6.77	N/A	N/A	15.01

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.44%	18.96%	8.61%	N/A
Lipper High Yield Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.63	17.03	7.16	7.25%
Class A annualized 30-day yield at March 31, 2014: 4.25%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

10	Summary Prospectus Amendment

American Mutual Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 13.40% (quarter ended June 30, 2009)

Lowest –17.52% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 6.43%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):

Share class		Inception date	1 year	5 years	10 years	Lifetime
A	– Before taxes	2/21/1950	20.56%	14.84%	6.91%	11.68%
– After taxes on distributions			19.39	14.25	6.28	N/A
– After taxes on distributions and sale of fund shares			12.52	11.99	5.62	N/A

Share classes (before taxes)		Inception date	1 year	5 years	10 years	Lifetime
B		3/15/2000	21.91%	15.09%	6.87%	7.34%
C		3/15/2001	25.88	15.27	6.65	6.37
F-1		3/15/2001	27.86	16.16	7.49	7.01
F-2		8/5/2008	28.14	16.45	N/A	9.51
529-A		2/19/2002	20.44	14.75	6.81	6.69
529-B		2/19/2002	21.78	14.95	6.74	6.62
529-C		2/20/2002	25.80	15.19	6.58	6.26
529-E		3/7/2002	27.46	15.80	7.13	6.32
529-F-1		9/17/2002	28.05	16.35	7.62	8.82
R-1		6/11/2002	26.90	15.27	6.64	6.47
R-2		5/31/2002	26.92	15.24	6.62	6.12
R-3		6/6/2002	27.51	15.80	7.14	6.89
R-4		6/27/2002	27.86	16.16	7.47	7.51
R-5		5/15/2002	28.27	16.49	7.79	7.15
R-6		5/1/2009	28.30	N/A	N/A	18.03

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	11.32%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	26.26	16.22	6.66	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	33.24	16.36	6.84	N/A
Class A annualized 30-day yield at April 30, 2014: 1.88% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Capital Income Builder

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 13.16% (quarter ended June 30, 2009)

Lowest –14.29% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 6.98%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):

Share class		Inception date	1 year	5 years	10 years	Lifetime
A	– Before taxes	7/30/1987	8.29%	10.30%	6.63%	9.60%
– After taxes on distributions			7.30	9.34	5.57	N/A
– After taxes on distributions and sale of fund shares			5.27	8.09	5.26	N/A

Share classes (before taxes)		Inception date	1 year	5 years	10 years	Lifetime
B		3/15/2000	9.04%	10.50%	6.60%	7.90%
C		3/15/2001	12.99	10.71	6.38	7.01
F-1		3/15/2001	14.82	11.58	7.21	7.65
F-2		8/1/2008	15.13	11.85	N/A	5.90
529-A		2/19/2002	8.20	10.22	6.54	7.32
529-B		2/15/2002	8.90	10.37	6.48	7.20
529-C		2/20/2002	12.89	10.65	6.31	6.98
529-E		3/1/2002	14.51	11.23	6.87	7.41
529-F-1		9/17/2002	15.05	11.77	7.35	8.47
R-1		6/11/2002	13.99	10.73	6.38	6.66
R-2		5/31/2002	14.04	10.72	6.37	6.51
R-3		6/4/2002	14.50	11.21	6.85	7.06
R-4		5/20/2002	14.86	11.57	7.19	7.36
R-5		5/15/2002	15.21	11.90	7.51	7.68
R-6		5/1/2009	15.24	N/A	N/A	13.55

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	9.33%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.96	10.55	5.34	8.38
Class A annualized 30-day yield at April 30, 2014: 2.96% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	11

Capital World Bond Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		8.45% (quarter ended December 31, 2004)
Lowest	–	5.51% (quarter ended September 30, 2008)

The fund’s total return for the six months ended June 30, 2014, was 5.63%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	8/4/1987	–6.57%	4.09%	4.38%	6.66%
– After taxes on distributions		–7.49	2.85	2.99	N/A
– After taxes on distributions and sale of fund shares		–3.70	2.74	2.92	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	-8.42%	3.73%	4.14%	5.78%
C	3/15/2001	–4.66	4.06	3.95	5.84
F-1	3/16/2001	–2.91	4.88	4.78	6.54
F-2	8/1/2008	–2.64	5.16	N/A	4.03
529-A	2/15/2002	–6.64	4.01	4.33	6.55
529-B	2/25/2002	-8.53	3.62	4.02	6.31
529-C	2/28/2002	–4.69	3.98	3.87	6.05
529-E	5/16/2002	–3.21	4.54	4.41	6.44
529-F-1	9/17/2002	–2.78	5.03	4.89	6.64
R-1	6/28/2002	–3.68	4.07	3.95	5.69
R-2	7/9/2002	–3.69	4.07	3.97	5.71
R-3	7/16/2002	–3.21	4.54	4.41	6.07
R-4	8/15/2002	–2.93	4.89	4.77	6.64
R-5	5/15/2002	–2.62	5.20	5.08	7.14
R-6	5/1/2009	–2.57	N/A	N/A	6.09

				Lifetime
Indexes	1 year	5 years	10 years	(from Class A inception)
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.60%	3.91%	4.46%	N/A
Citigroup World Government Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–4.00	2.28	4.15	6.71%
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.34	7.09	4.76	N/A
Consumer Price Index	1.50	2.08	2.37	2.75
Class A annualized 30-day yield at March 31, 2014: 1.92%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

The Growth Fund of America

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		16.74% (quarter ended June 30, 2009)
Lowest	–	23.11% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 5.93%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	12/1/1973	26.08%	16.90%	7.67%	13.67%
– After taxes on distributions		24.15	16.43	7.23	N/A
– After taxes on distributions and sale of fund shares		16.29	13.71	6.27	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	27.81%	17.20%	7.66%	4.50%
C	3/15/2001	31.75	17.38	7.46	6.01
F-1	3/15/2001	33.79	18.32	8.32	6.68
F-2	8/1/2008	34.16	18.61	N/A	9.07
529-A	2/15/2002	26.02	16.84	7.62	7.12
529-B	2/15/2002	27.65	17.08	7.54	7.04
529-C	2/15/2002	31.69	17.30	7.38	6.77
529-E	3/1/2002	33.39	17.91	7.94	7.23
529-F-1	9/16/2002	34.00	18.48	8.43	10.21
R-1	6/6/2002	32.80	17.43	7.48	7.74
R-2	5/21/2002	32.91	17.47	7.51	7.29
R-3	5/21/2002	33.43	17.96	7.99	7.76
R-4	5/28/2002	33.82	18.32	8.31	8.14
R-5	5/15/2002	34.21	18.66	8.63	8.28
R-6	5/1/2009	34.29	N/A	N/A	18.69

				Lifetime
Index	1 year	5 years	10 years	(from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	11.01%

12	Summary Prospectus Amendment

The Income Fund of America

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	14.13% (quarter ended September 30, 2009)
Lowest	–15.43% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 6.88%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	12/1/1973	11.47%	12.93%	6.66%	11.27%
– After taxes on distributions		10.43	11.87	5.50	N/A
– After taxes on distributions and sale of fund shares		6.99	10.17	5.17	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	12.33%	13.16%	6.63%	7.60%
C	3/15/2001	16.27	13.35	6.41	6.80
F-1	3/15/2001	18.09	14.21	7.22	7.44
F-2	8/1/2008	18.41	14.49	N/A	8.57
529-A	2/15/2002	11.32	12.83	6.55	7.13
529-B	2/19/2002	12.18	13.04	6.48	7.14
529-C	2/19/2002	16.20	13.29	6.34	6.88
529-E	2/25/2002	17.81	13.87	6.88	7.33
529-F-1	9/17/2002	18.38	14.43	7.37	8.92
R-1	6/17/2002	17.22	13.35	6.39	6.92
R-2	5/31/2002	17.34	13.34	6.38	6.63
R-3	6/4/2002	17.76	13.86	6.87	7.24
R-4	6/27/2002	18.15	14.21	7.20	8.00
R-5	5/15/2002	18.48	14.55	7.52	7.73
R-6	5/1/2009	18.53	N/A	N/A	16.32

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%	11.01%
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.02	4.44	4.55	N/A
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.67	10.40	5.46	N/A
Class A annualized 30-day yield at January 31, 2014: 2.84% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Intermediate Bond Fund of America

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	2.81% (quarter ended September 30, 2009)
Lowest	–1.56% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 1.79%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	–3.63%	2.71%	2.47%	5.03%
– After taxes on distributions		–4.17	1.92	1.38	N/A
– After taxes on distributions and sale of fund shares		–2.05	1.80	1.50	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–6.79%	2.11%	2.14%	3.39%
C	3/15/2001	–2.93	2.42	1.94	2.57
F-1	3/19/2001	–1.22	3.19	2.71	3.18
F-2	8/8/2008	–0.95	3.50	N/A	3.14
529-A	2/19/2002	–3.72	2.63	2.40	2.74
529-B	2/26/2002	–6.91	1.98	2.01	2.40
529-C	2/19/2002	–3.00	2.36	1.86	2.15
529-E	3/15/2002	–1.50	2.89	2.38	2.76
529-F-1	9/16/2002	–1.05	3.38	2.85	2.86
R-1	6/13/2002	–1.94	2.43	1.92	2.14
R-2	5/31/2002	–1.92	2.44	1.95	2.18
R-3	6/26/2002	–1.51	2.87	2.37	2.54
R-4	6/27/2002	–1.20	3.21	2.71	2.91
R-5	5/15/2002	–0.90	3.51	3.02	3.32
R-6	5/1/2009	–0.84	N/A	N/A	3.44

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Government/Credit 1–7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.36%	2.82%	3.57%	5.87%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.20	5.17	3.50	5.61
Lipper Short-Intermediate U. S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.53	2.14	2.98	5.43
Class A annualized 30-day yield at February 28, 2014: 0.69%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	13

New Perspective Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		18.64% (quarter ended September 30, 2009)
Lowest	–	19.78% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 3.41%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	3/13/1973	19.47%	15.62%	8.55%	12.48%
– After taxes on distributions		18.08	15.32	7.94	N/A
– After taxes on distributions and sale of fund shares		12.32	12.79	7.17	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	20.86%	15.90%	8.53%	5.75%
C	3/15/2001	24.79	16.08	8.32	7.37
F-1	3/15/2001	26.73	16.97	9.17	8.04
F-2	8/1/2008	27.10	17.29	N/A	8.82
529-A	2/15/2002	19.41	15.54	8.48	8.61
529-B	2/15/2002	20.67	15.76	8.40	8.53
529-C	2/15/2002	24.74	16.00	8.24	8.26
529-E	3/1/2002	26.37	16.60	8.80	8.67
529-F-1	9/17/2002	26.97	17.17	9.30	11.53
R-1	6/17/2002	25.84	16.10	8.33	8.77
R-2	5/21/2002	25.87	16.09	8.32	8.18
R-3	6/4/2002	26.42	16.63	8.83	8.97
R-4	5/28/2002	26.79	16.99	9.17	9.07
R-5	5/15/2002	27.16	17.35	9.49	9.35
R-6	5/1/2009	27.23	N/A	N/A	18.18

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	14.92%	7.17%	N/A
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37	17.93	7.40	10.39%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	25.72	14.29	7.13	N/A

New World Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		27.23% (quarter ended June 30, 2009)
Lowest	–	26.20% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 5.39%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	6/17/1999	3.69%	13.73%	10.33%	8.69%
– After taxes on distributions		3.30	13.57	9.97	N/A
– After taxes on distributions and sale of fund shares		2.59	11.25	8.78	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	4.17%	13.97%	10.30%	7.44%
C	3/15/2001	8.12	14.20	10.11	10.28
F-1	3/16/2001	10.03	15.12	10.99	11.03
F-2	8/1/2008	10.34	15.43	N/A	4.02
529-A	2/19/2002	3.63	13.70	10.29	11.23
529-B	2/26/2002	4.06	13.87	10.19	11.15
529-C	2/25/2002	8.06	14.12	10.02	10.89
529-E	3/22/2002	9.69	14.73	10.60	10.93
529-F-1	9/17/2002	10.16	15.27	11.11	13.42
R-1	6/11/2002	9.19	14.20	10.11	10.72
R-2	6/7/2002	9.21	14.20	10.11	10.75
R-3	6/6/2002	9.69	14.75	10.60	11.25
R-4	10/7/2002	10.07	15.14	10.99	14.06
R-5	5/15/2002	10.38	15.48	11.32	11.61
R-6	5/1/2009	10.46	N/A	N/A	14.70

				Lifetime
Indexes	1 year	5 years	10 years	(from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	14.92%	7.17%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.60	14.79	11.17	8.76

14	Summary Prospectus Amendment

Short-Term Bond Fund of America

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest	1.77% (quarter ended September 30, 2007)
Lowest	–0.74% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 0.58%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	10/2/2006	–2.83%	0.91%	1.60%
– After taxes on distributions		–3.07	0.51	0.90
– After taxes on distributions and sale of fund shares		–1.60	0.56	0.98

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
B	11/6/2006	–6.03%	0.31%	1.20%
C	11/6/2006	–2.27	0.56	1.09
F-1	11/1/2006	–0.45	1.33	1.82
F-2	8/19/2008	–0.17	1.61	1.52
529-A	11/3/2006	–2.88	0.85	1.49
529-B	11/2/2006	–6.12	0.19	1.05
529-C	11/3/2006	–2.37	0.49	1.01
529-E	12/1/2006	–0.71	1.02	1.47
529-F-1	11/16/2006	–0.25	1.52	2.03
R-1	12/26/2006	–1.28	0.56	1.02
R-2	12/8/2006	–1.28	0.55	1.03
R-3	11/22/2006	–0.74	0.99	1.47
R-4	1/3/2007	–0.42	1.32	1.79
R-5	1/4/2007	–0.13	1.62	2.07
R-6	5/7/2009	–0.07	N/A	1.43

Indexes	1 year	5 years	Lifetime (from Class A inception)
Barclays U.S. Government/Credit 1–3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.52%	1.72%	3.00%
Lipper Short U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.40	1.66	2.47
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.55	3.61	2.90
Class A annualized 30-day yield at February 28, 2014: 0.50% (For current yield information, please call American FundsLine® at (800) 325-3590.)

SMALLCAP World Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 28.08% (quarter ended June 30, 2009)

Lowest –27.37% (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2014, was 4.29%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	4/30/1990	21.87%	19.53%	9.34%	9.81%
– After taxes on distributions		20.53	19.17	8.75	N/A
– After taxes on distributions and sale of fund shares		13.53	16.03	7.78	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	23.31%	19.84%	9.31%	3.70%
C	3/15/2001	27.25	20.04	9.13	8.26
F-1	3/15/2001	29.34	21.00	10.00	8.93
F-2	8/1/2008	29.66	21.34	N/A	9.29
529-A	2/19/2002	21.80	19.50	9.29	9.73
529-B	2/20/2002	23.20	19.75	9.21	9.58
529-C	2/20/2002	27.19	19.94	9.04	9.30
529-E	3/15/2002	28.90	20.59	9.62	9.36
529-F-1	9/17/2002	29.52	21.17	10.11	12.68
R-1	6/19/2002	28.39	20.08	9.15	9.81
R-2	5/31/2002	28.39	20.03	9.11	9.30
R-3	6/20/2002	28.95	20.61	9.61	10.36
R-4	7/24/2002	29.35	21.02	10.01	12.25
R-5	5/15/2002	29.75	21.40	10.34	10.18
R-6	5/1/2009	29.81	N/A	N/A	21.07

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	28.66%	20.72%	10.31%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	29.41	19.37	8.81	9.86%
Consumer Price Index	1.50	2.08	2.37	2.53

Summary Prospectus Amendment	15

U.S. Government Securities Fund

Calendar year total returns for Class A shares

(Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest		5.34% (quarter ended December 31, 2008)
Lowest	–	2.22% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.76%.

Average annual total returns
For the periods ended December 31, 2013 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	10/17/1985	–6.76%	2.06%	3.28%	5.90%
– After taxes on distributions		–7.31	0.94	2.03	N/A
– After taxes on distributions and sale of fund shares		–3.66	1.33	2.15	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.70%	1.71%	3.08%	4.22%
C	3/15/2001	–4.94	2.01	2.87	3.38
F-1	3/15/2001	–3.16	2.83	3.69	4.01
F-2	8/7/2008	–2.93	3.08	N/A	4.05
529-A	2/20/2002	–6.85	1.98	3.22	3.50
529-B	2/20/2002	–8.82	1.58	2.95	3.25
529-C	2/19/2002	–4.96	1.96	2.80	3.00
529-E	3/7/2002	–3.54	2.48	3.32	3.63
529-F-1	10/11/2002	–3.03	2.98	3.79	3.66
R-1	6/13/2002	–3.97	2.02	2.86	3.04
R-2	5/31/2002	–3.96	2.03	2.89	3.10
R-3	6/6/2002	–3.55	2.46	3.31	3.52
R-4	5/28/2002	–3.16	2.82	3.68	3.90
R-5	5/15/2002	–2.86	3.13	3.99	4.27
R-6	5/1/2009	–2.81	N/A	N/A	3.28

				Lifetime
Indexes	1 year	5 years	10 years	(from Class A inception)
Barclays U. S. Government/Mortgage-Backed Securities (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.10%	3.00%	4.37%	6.98%
Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–3.68	3.01	3.51	5.96
Consumer Price Index	1.50	2.08	2.37	2.74
Class A annualized 30-day yield at February 28, 2014: 1.07%
(For current yield information, please call American FundsLine® at (800) 325-3590.)

16	Summary Prospectus Amendment

Lit. No. MFGEBS-093-0814P Litho in USA CGD/RRD/10039-S44478